UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-07470

EAGLE SERIES TRUST
 (Exact name of Registrant as Specified in Charter)

880 Carillon Parkway
St. Petersburg, FL 33716
(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 567-8143

SUSAN L. WALZER, PRINCIPAL EXECUTIVE OFFICER
880 Carillon Parkway
St. Petersburg, FL 33716
(Name and Address of Agent for Service)

Copy to:
KATHY KRESCH INGBER, ESQ.
K&L Gates LLP
1601 K Street, NW
Washington, D.C.  20006

Date of fiscal year end: October 31

Date of reporting period: July 31, 2013

Item 1. Schedule of Investments

Investment Portfolios
(UNAUDITED) | 07.31.2013

EAGLE INTERNATIONAL STOCK FUND

COMMON STOCKS—94.0%	Shares	Value
Australia—7.4%
Amcor Ltd.	8,221	$78,254
Arrium Ltd.	10,459	9,327
Commonwealth Bank of Australia	374	24,923
CSL Ltd.	1,649	97,929
Insurance Australia Group Ltd.	15,984	83,473
McMillan Shakespeare Ltd.	582	4,244
National Australia Bank Ltd.	1,006	28,209
Suncorp Group Ltd.	4,612	52,915

Belgium—0.7%
Barco N.V.	162	12,140
KBC Groep N.V.	580	23,172

Bermuda—0.3%
Catlin Group Ltd.	1,803	13,879

Britain—14.4%
3i Group PLC	2,449	14,255
Associated British Foods PLC	862	25,562
AstraZeneca PLC	614	31,151
Barclays PLC	15,248	66,781
Barratt Developments PLC*	8,515	42,115
Bellway PLC	447	9,369
Diageo PLC	3,066	96,091
DS Smith PLC	3,429	13,494
easyJet PLC	2,106	45,441
HSBC Holdings PLC	7,393	83,865
Lloyds Banking Group PLC*	13,999	14,624
National Grid PLC	709	8,499
Taylor Wimpey PLC	11,198	18,104
Tesco PLC	10,424	58,127
Thomas Cook Group PLC*	4,312	10,041
Vodafone Group PLC	48,631	145,786
WPP PLC	2,896	52,162

China—0.3%
China Minzhong Food Corp. Ltd.*	19,000	15,737

Denmark—4.0%
Coloplast A/S, Class B	1,158	67,592
GN Store Nord A/S	1,313	27,116
Novo Nordisk A/S, Class B	411	69,524
Topdanmark A/S*	991	27,868
Tryg A/S	133	12,068

Finland—0.2%
Huhtamaki OYJ	499	9,518

France—12.2%
AXA S.A.	1,861	40,862
BNP Paribas	566	36,830
Cie Generale des Etablissement Michelin	951	95,324
Credit Agricole S.A.*	2,182	20,722
European Aeronautic Defence and Space Co. N.V.	764	45,776
Ipsen S.A.	247	9,911
Lafarge S.A.	304	19,380
L'Oreal S.A.	138	23,083
Renault S.A.	842	66,076
Sanofi	914	97,916
Societe Generale S.A.	705	28,167
Technicolor S.A.*	3,891	19,556
Teleperformance	320	15,475
Total S.A.	763	40,555
UBISOFT Entertainment*	1,309	$19,942
Vivendi S.A.	1,963	42,074

Germany—11.7%
Allianz SE	833	129,777
Bayer AG	348	40,440
Commerzbank AG*	2,800	23,944
Deutsche Bank AG	639	28,822
Deutsche Lufthansa AG*	1,708	34,139
E.ON SE	1,477	25,063
freenet AG*	431	10,318
Fresenius SE & Co. KGaA	183	23,099
HeidelbergCement AG	788	60,530
Muenchener Rueckversicherungs AG	578	114,556
Volkswagen AG	472	107,469

Guernsey—0.2%
Resolution Ltd.	2,047	10,059

Hong Kong—2.0%
K. Wah International Holdings Ltd.	18,000	8,216
Orient Overseas International Ltd.	2,500	13,877
Power Assets Holdings Ltd.	4,000	35,922
Singamas Container Holdings Ltd.	32,000	6,891
Wheelock & Co. Ltd.	7,000	36,464

Israel—0.7%
Teva Pharmaceutical Industries Ltd.	935	37,180

Italy—1.9%
Enel SpA	6,952	23,159
Gtech SpA	1,202	33,325
Milano Assicurazioni SpA*	18,777	12,600
Telecom Italia SpA	41,348	27,971

Japan—24.7%
Central Japan Railway Co.	400	49,007
Enplas Corp.	200	16,035
Fuji Heavy Industries Ltd.	3,000	73,886
Fuji Machine Manufacturing Co. Ltd.	1,000	8,896
Fuji Oil Co. Ltd.	1,500	25,140
Heiwa Corp.	1,400	24,136
Hitachi Capital Corp.	700	16,664
Idemitsu Kosan Co. Ltd.	400	33,336
ITOCHU Corp.	8,900	105,718
KDDI Corp.	1,500	82,882
Kyowa Exeo Corp.	2,100	23,170
Marubeni Corp.	14,000	97,274
Mitsui & Co. Ltd.	6,600	88,455
Musashi Seimitsu Industry Co. Ltd.	800	20,128
NEC Networks & System Integration Corp.	500	10,934
Nippon Telegraph & Telephone Corp.	1,900	95,767
SCSK Corp.	1,800	36,750
Sojitz Corp.	19,400	32,994
Sumitomo Corp.	6,300	84,234
Sumitomo Mitsui Financial Group, Inc.	3,100	141,579
Suzuken Co. Ltd.	400	12,522
Takuma Co. Ltd.	1,000	7,643
Toyo Tire & Rubber Co. Ltd.	3,000	17,260
Toyota Motor Corp.	2,100	128,046
Toyota Tsusho Corp.	1,100	29,190

Netherlands—3.3%
Aegon N.V.	6,034	46,333

      |   The accompanying notes are an integral part of the Investment Portfolios.

Investment Portfolios
(UNAUDITED) | 07.31.2013

EAGLE INTERNATIONAL STOCK FUND (cont’d)

COMMON STOCKS—94.0%	Shares	Value
Netherlands—(cont'd)
Delta Lloyd N.V.	1,690	$36,442
Royal Dutch Shell PLC, Class B	2,374	83,966

Norway—1.9%
DNO International ASA*	10,041	21,687
Fred Olsen Energy ASA	406	19,608
Petroleum Geo-Services ASA	545	7,314
Yara International ASA	1,020	45,800

Singapore—0.5%
DBS Group Holdings Ltd.	2,000	26,251

Sweden—3.6%
AarhusKarlshamn AB	223	12,795
Meda AB, Class A	1,440	16,766
Skandinaviska Enskilda Banken AB, Class A	8,037	88,422
Svenska Cellulosa AB, Class B	2,431	64,239

Switzerland—4.0%
Credit Suisse Group AG*	328	9,637
Roche Holding AG	354	87,034
Swiss Re AG*	1,350	107,129
Total common stocks (cost $4,614,015)		4,793,894

Total investment portfolio (cost $4,614,015) ‡94.0%		4,793,894

Other assets in excess of liabilities 6.0%		304,010

Total net assets 100.0%		$5,097,904

*	Non-income producing security
‡
As of July 31, 2013, aggregate cost for federal income tax purposes was $4,614,321. Net unrealized appreciation (depreciation) on a tax-basis was $179,573, including aggregate gross unrealized appreciation and (depreciation) of $275,485 and $(95,912), respectively.  The difference between book-basis and tax-basis unrealized appreciation (depreciation) was primarily attributable to deferral of losses from wash sales.

Sector allocation
Sector	Percent of net assets
Financial	27.7%
Consumer, cyclical	23.3%
Consumer, non-cyclical	16.7%
Communications	9.8%
Industrial	6.8%
Energy	4.0%
Basic materials	2.6%
Utilities	1.8%
Technology	1.3%

Industry allocation
Industry	Value	Percent of net assets
Insurance	$687,961	13.5%
Banks	645,948	12.7%
Distribution/wholesale	437,865	8.6%
Telecommunications	431,914	8.5%
Pharmaceuticals	402,444	7.9%
Auto manufacturers	375,477	7.4%
Oil & gas	179,544	3.5%
Food	137,361	2.7%
Auto parts & equipment	132,712	2.6%
Biotechnology	97,929	1.9%
Beverages	96,091	1.9%
Healthcare products	90,691	1.8%
Packaging & containers	87,772	1.7%
Electric	84,144	1.6%
Building materials	79,910	1.6%
Airlines	79,580	1.6%
Forest products & paper	77,733	1.5%
Home builders	69,588	1.4%
Advertising	67,637	1.3%
Transportation	62,884	1.2%
Entertainment	57,461	1.1%
Computers	47,684	0.9%
Chemicals	45,800	0.9%
Aerospace/defense	45,776	0.9%
Real estate	44,680	0.9%
Engineering & construction	30,813	0.6%
Electronics	28,175	0.5%
Oil & gas services	26,922	0.5%
Cosmetics/personal care	23,083	0.4%
Software	19,942	0.4%
Home furnishings	19,556	0.4%
Diversified financial services	16,664	0.3%
Private equity	14,255	0.3%
Leisure time	10,041	0.2%

The accompanying notes are an integral part of the Investment Portfolios.  |   .

Investment Portfolios
(UNAUDITED) | 07.31.2013

EAGLE INTERNATIONAL STOCK FUND (cont’d)

Industry allocation (cont'd)
Industry	Value	Percent of net assets
Iron/steel	$9,327	0.2%
Machinery-diversified	8,896	0.2%
Gas	8,499	0.2%
Miscellaneous manufacturer	6,891	0.1%
Commercial services	4,244	0.1%
Total investment portfolio	$4,793,894	94.0%

      |   The accompanying notes are an integral part of the Investment Portfolios.

Investment Portfolios
(UNAUDITED) | 07.31.2013

EAGLE INVESTMENT GRADE BOND FUND

CORPORATE BONDS—33.4%	Principal amount (in thousands)	Value
Banks—4.7%
BB&T Corp., FRN, 1.13%, 06/15/18	$2,000	$2,005,770
Huntington Bancshares, Inc., 2.60%, 08/02/18	1,000	1,000,407
The Goldman Sachs Group, Inc., 6.25%, 09/01/17	1,000	1,140,362
Wells Fargo & Co., FRN, 0.89%, 04/23/18	1,000	1,000,465

Computers—2.7%
Apple, Inc., FRN, 0.52%, 05/03/18	2,000	2,001,938
International Business Machines Corp., 0.45%, 05/06/16	1,000	989,995

Distribution/wholesale—0.9%
Glencore Funding LLC, 144A, FRN, 1.43%, 05/27/16(a)	1,000	963,397

Diversified financial services—2.7%
American Express Co., FRN, 0.86%, 05/22/18	2,000	1,999,054
General Electric Capital Corp., 1.00%, 12/11/15	1,000	999,969

Electric—1.8%
NextEra Energy Capital Holdings, Inc., 2.55%, 11/15/13	1,000	1,005,847
Xcel Energy, Inc., 0.75%, 05/09/16	1,000	992,087

Healthcare services—1.8%
Laboratory Corp. of America Holdings, 2.20%, 08/23/17	1,000	996,343
WellPoint, Inc., 2.38%, 02/15/17	1,000	1,017,677

Housewares—0.9%
Newell Rubbermaid, Inc., 2.00%, 06/15/15	1,000	1,016,878

Insurance—2.5%
AON Corp., 3.50%, 09/30/15	1,750	1,835,222
Assurant, Inc., 2.50%, 03/15/18	1,000	981,781

Internet—1.4%
Baidu, Inc., 3.25%, 08/06/18	1,500	1,504,050

Media—1.8%
NBCUniversal Enterprise, Inc., 144A, FRN, 0.95%, 04/15/18(a)	2,000	2,000,472

Mining—0.9%
Goldcorp, Inc., 2.13%, 03/15/18	1,000	952,785

Oil & gas—2.7%
BP Capital Markets PLC, FRN, 0.88%, 03/11/14	2,000	2,005,459
Petrobras Global Finance BV, 2.00%, 05/20/16	1,000	985,840

Oil & gas services—0.9%
Halliburton Co., 2.00%, 08/01/18	1,000	998,824

Pharmaceuticals—4.1%
AbbVie, Inc., 144A, 1.75%, 11/06/17(a)	1,500	1,487,498
McKesson Corp., 0.95%, 12/04/15	1,000	1,002,273
Merck & Co., Inc., FRN, 0.63%, 05/18/18	2,000	2,003,830

Semiconductors—0.9%
TSMC Global Ltd., 144A, 0.95%, 04/03/16(a)	1,000	987,121

Software—1.8%
Autodesk, Inc., 1.95%, 12/15/17	1,000	979,632
Oracle Corp., 1.20%, 10/15/17	1,000	978,842

Telecommunications—0.9%
AT&T, Inc., 1.40%, 12/01/17	1,000	977,914

Total corporate bonds (cost $36,936,189)		36,811,732

MORTGAGE- AND ASSET-BACKED SECURITIES—39.4%
Asset-Backed Securities—6.6%
AmeriCredit Automobile Receivables Trust, Series 2011-5, Class A3, 1.55%, 07/08/16	$1,000	$1,004,373
Ford Credit Auto Owner Trust, Series 2012-C, Class D, 2.43%, 01/15/19	1,000	1,007,583
Ford Credit Floorplan Master Owner Trust, Series 2012-1, Class C, FRN, 1.69%, 01/15/16	3,000	3,004,487
GE Equipment Transportation LLC, Series 2013-1, Class A2, 0.50%, 11/24/15	500	499,056
Santander Drive Auto Receivables Trust, Series 2012-1, Class C, 3.78%, 11/15/17	1,000	1,042,192
Sierra Timeshare Receivables Funding LLC, Series 2012-1A, Class B,144A, 3.58%,11/20/28(b)	712	724,320

Commercial mortgage-backed obligations—1.0%
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5, Class A3, 5.10%, 08/15/38	20	20,270
LB-UBS Commercial Mortgage Trust, Series 2004-C6, Class A6, 5.02%, 08/15/29	1,000	1,022,934
Morgan Stanley Capital I Trust, Series 2003-T11, Class A4, 5.15%, 06/13/41	25	25,016

Covered bonds—2.8%
Bank of Montreal, 144A, 2.63%, 01/25/16(a)	1,000	1,044,127
The Bank of Nova Scotia, 144A, 2.15%, 08/03/16(a)	1,000	1,034,194
The Toronto-Dominion Bank, 144A, 2.20%, 07/29/15(a)	1,000	1,031,332

Federal agency mortgage-backed obligations—29.0%
Fannie Mae Pool,
Series 0920, Class MA, 4.00%, 12/01/31	964	1,013,837
Series 0957, Class MA, 3.00%, 01/01/22	1,341	1,387,562
Series 1212, Class MA, 2.50%, 10/01/22	2,191	2,217,723
Series 255933, 5.50%, 11/01/35	533	580,882
Series 3770, Class AL, 3.50%, 02/01/28	982	1,032,190
Series 8612, Class AJ, 3.00%, 03/01/27	1,103	1,135,008
Fannie Mae, REMIC,
Series 2007-118, Class AB, 5.00%, 04/25/35	11	11,183
Series 2008-18, Class ND, 4.00%, 05/25/20	403	420,559
Series 2011-45, Class NG, 3.00%, 03/25/25	1,217	1,253,922
Series 2011-53, Class CY, 4.00%, 06/25/41	585	620,399
Series 2012-136, Class PD, 2.50%, 11/25/42	1,433	1,434,880
Series 2012-93, Class TY, 2.00%, 06/25/42	2,987	2,965,281
Series 2012-96, Class VA, 3.50%, 02/25/22	458	481,047
Freddie Mac Gold Pool,
Series 15482, Class J, 4.00%, 05/01/26	1,104	1,163,857
Series 91366, Class C, 4.50%, 04/01/31	895	953,968
Freddie Mac, REMIC,
Series 2628, Class AB, 4.50%, 06/15/18	81	83,549
Series 2885, Class LC, 4.50%, 04/15/34	176	184,557
Series 3650, Class PA, 5.00%, 01/15/40	400	434,028
Series 4045, Class PA, 2.00%, 12/15/41	2,647	2,619,982
Series 4068, Class MB, 2.00%, 02/15/42	3,316	3,312,517
Series 4097, Class BG, 2.00%, 12/15/41	2,696	2,626,797
Series 4098, Class HA, 2.00%, 05/15/41	3,281	3,223,651
Ginnie Mae I Pool, Series 783112, 5.50%, 09/15/22	977	1,056,145
Ginnie Mae II Pool, Series 5107, 4.00%, 07/20/26	1,060	1,125,440

      |   The accompanying notes are an integral part of the Investment Portfolios.

Investment Portfolios
(UNAUDITED) | 07.31.2013

EAGLE INVESTMENT GRADE BOND FUND (cont’d)

MORTGAGE- AND ASSET-BACKED SECURITIES—39.4%	Principal amount (in thousands)	Value
Federal agency mortgage-backed obligations—(cont'd)
Ginnie Mae, REMIC, Series 2004-86, Class PK, 4.00%, 09/20/34	$ 260	$ 273,658
Government National Mortgage Association, Series 2010-169, Class CD, 3.00%, 12/16/25	273	286,242
Total asset-backed securities and mortgage-backed obligations (cost $43,919,000)		43,358,748

U.S. TREASURIES—19.2%
U.S. Treasury Notes,
0.63%, 08/31/17	5,550	5,450,273
1.00%, 09/30/16	7,250	7,321,368
1.00%, 05/31/18	3,750	3,689,648
1.75%, 05/15/23	5,000	4,637,500
Total U.S. Treasuries (cost $21,142,511)		21,098,789

U.S. GOVERNMENT AGENCY SECURITIES—3.4%
Federal Farm Credit Banks, 0.60%, 04/25/17	2,000	1,968,704
Private Export Funding Corp., 2.25%, 12/15/17	1,750	1,807,684
Total U.S. Government agency securities (cost $3,776,071)		3,776,388

SUPRANATIONAL BANKS—0.9%
International Bank for Reconstruction & Development, 2.38%, 05/26/15	1,000	1,037,339
Total supranational banks (cost $996,348)		1,037,339

Total investment portfolio (cost $106,770,119) ‡96.3%		106,082,996

Other assets in excess of liabilities 3.7%		4,018,908

Total net assets 100.0%		$110,101,904

(a) Restricted securities deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities. At July 31, 2013, these securities aggregated $8,548,141 or 7.8% of the net assets of the Fund.
(b) Restricted security deemed to be illiquid for purposes of compliance limitations on holdings of illiquid securities. This security was purchased on February 12, 2013 at a cost of $936,872 which was 0.7% of net assets at the time of purchase.  At July 31, 2013, this security had an amortized cost of $729,187 and a market value of $724,320 which was 0.7% of the net assets of the Fund.
144A—Securities are purchased under Rule 144A of the Securities Act of 1933 or are private placements and, unless registered under the Securities Act of 1933 or exempted from registration, generally may only be sold to qualified institutional buyers.
FRN—Floating rate notes reset their interest rates on a semiannual or quarterly basis. Rate shown was as of July 31, 2013.
REMIC—Real estate mortgage investment conduit

‡
As of July 31, 2013, aggregate cost for federal income tax purposes was $106,770,119. Net unrealized appreciation (depreciation) on a tax-basis was $(687,123), including aggregate gross unrealized appreciation and (depreciation) of $408,909 and $(1,096,032), respectively.  The difference between book-basis and tax-basis unrealized appreciation (depreciation) was primarily attributable to deferral of losses from wash sales.

Standard & Poor's bond ratings
Bond rating	Percent of net assets
AAA	1.9%
AA	57.0%
A	16.9%
BBB	13.1%
Not rated	7.4%

Moody's bond ratings
Bond rating	Percent of net assets
Aaa	56.7%
Aa	6.4%
A	18.7%
Baa	12.9%
Not rated	1.6%

The accompanying notes are an integral part of the Investment Portfolios.  |   .

Investment Portfolios
(UNAUDITED) | 07.31.2013

EAGLE MID CAP GROWTH FUND

COMMON STOCKS—97.1%	Shares	Value
Aerospace/defense—0.6%
Triumph Group, Inc.	44,996	$3,530,386

Airlines—1.1%
Delta Air Lines, Inc.*	279,390	5,931,450

Apparel—3.1%
Coach, Inc.	149,810	7,959,405
Michael Kors Holdings Ltd.*	133,960	9,020,867

Beverages—2.2%
Monster Beverage Corp.*	201,515	12,290,400

Biotechnology—3.7%
ARIAD Pharmaceuticals, Inc.*	347,020	6,447,631
Vertex Pharmaceuticals, Inc.*	180,490	14,403,102

Building materials—1.9%
Eagle Materials, Inc.	77,560	5,233,749
Fortune Brands Home & Security, Inc.	133,162	5,500,922

Chemicals—4.9%
Axiall Corp.	90,970	4,009,958
CF Industries Holdings, Inc.	24,195	4,742,462
Huntsman Corp.	256,165	4,616,093
Westlake Chemical Corp.	135,373	14,081,499

Commercial services—3.3%
Gartner, Inc.*	122,735	7,365,327
Iron Mountain, Inc.	184,070	5,117,146
Sotheby's	134,000	6,030,000

Computers—4.1%
Cognizant Technology Solutions Corp., Class A*	80,460	5,824,500
Fortinet, Inc.*	288,545	6,131,581
IHS, Inc., Class A*	100,068	10,985,465

Distribution/wholesale—0.9%
Fastenal Co.	100,980	4,949,030

Diversified financial services—5.1%
Ameriprise Financial, Inc.	170,195	15,147,355
TD AMERITRADE Holding Corp.	491,491	13,285,002

Electronics—0.5%
Amphenol Corp., Class A	36,940	2,902,006

Engineering & construction—1.5%
Chicago Bridge & Iron Co. N.V.	140,592	8,376,471

Entertainment—4.3%
Bally Technologies, Inc.*	125,434	8,991,109
International Game Technology	482,075	8,903,925
SeaWorld Entertainment, Inc.	167,825	6,154,143

Environmental control—1.7%
Waste Connections, Inc.	222,532	9,626,734

Food—1.2%
The Fresh Market, Inc.*	124,301	6,560,607

Healthcare products—3.0%
Sirona Dental Systems, Inc.*	77,220	5,451,732
The Cooper Companies, Inc.	86,625	11,031,694

Healthcare services—1.4%
Universal Health Services, Inc., Class B	114,345	7,998,433

Home furnishings—2.3%
Harman International Industries, Inc.	209,705	12,693,444

Household products/wares—1.7%
Church & Dwight Co., Inc.	150,510	9,587,487

COMMON STOCKS—97.1%
Insurance—2.7%
Arch Capital Group Ltd.*	114,250	$6,186,637
Genworth Financial, Inc., Class A*	661,635	8,594,639

Internet—3.6%
Liberty Interactive Corp., Class A*	233,285	5,706,151
LinkedIn Corp., Class A*	16,440	3,350,308
TIBCO Software, Inc.*	145,055	3,617,672
TripAdvisor, Inc.*	95,215	7,143,029

Leisure time—1.8%
Royal Caribbean Cruises Ltd.	258,855	9,859,787

Lodging—2.4%
Starwood Hotels & Resorts Worldwide, Inc.	120,640	7,980,336
Wynn Resorts Ltd.	42,205	5,618,752

Machinery-diversified—1.0%
Flowserve Corp.	94,845	5,375,814

Media—2.1%
Discovery Communications, Inc., Class A*	32,915	2,623,984
Sirius XM Radio, Inc.	2,378,985	8,873,614

Miscellaneous manufacturer—4.0%
Colfax Corp.*	171,206	9,085,902
Hexcel Corp.*	182,655	6,431,283
Pentair Ltd.	106,090	6,479,977

Oil & gas—4.6%
Cabot Oil & Gas Corp.	160,675	12,182,378
Cimarex Energy Co.	74,305	5,679,131
Cobalt International Energy, Inc.*	273,970	7,904,035

Oil & gas services—1.9%
Cameron International Corp.*	40,884	2,424,421
Dresser-Rand Group, Inc.*	134,435	8,183,059

Pharmaceuticals—6.6%
AmerisourceBergen Corp.	125,395	7,306,767
BioMarin Pharmaceutical, Inc.*	99,426	6,427,891
Catamaran Corp.*	173,355	9,153,144
Mylan, Inc.*	258,330	8,669,555
Quintiles Transnational Holdings, Inc.*	110,437	4,953,099

Real estate investment trusts (REITs)—1.6%
MFA Financial, Inc.	1,085,490	8,662,210

Retail—3.0%
Chipotle Mexican Grill, Inc.*	10,650	4,390,675
Sally Beauty Holdings, Inc.*	402,007	12,265,234

Semiconductors—2.3%
Altera Corp.	78,685	2,798,039
First Solar, Inc.*	56,245	2,769,504
Linear Technology Corp.	93,990	3,812,234
Microchip Technology, Inc.	80,785	3,210,396

Software—5.6%
Akamai Technologies, Inc.*	80,475	3,798,420
ANSYS, Inc.*	102,620	8,193,181
Autodesk, Inc.*	190,520	6,742,503
Concur Technologies, Inc.*	70,582	6,274,034
Electronic Arts, Inc.*	231,730	6,052,787

Telecommunications—4.5%
IPG Photonics Corp.	140,719	8,569,787
Juniper Networks, Inc.*	261,105	5,658,146
SBA Communications Corp., Class A*	142,335	10,545,600

      |   The accompanying notes are an integral part of the Investment Portfolios.

Investment Portfolios
(UNAUDITED) | 07.31.2013

EAGLE MID CAP GROWTH FUND (cont’d)

COMMON STOCKS—97.1%	Shares	Value
Transportation—0.9%
Expeditors International of Washington, Inc.	129,310	$5,213,779
Total common stocks (cost $381,537,755)		539,649,009

Total investment portfolio (cost $381,537,755) ‡97.1%		539,649,009

Other assets in excess of liabilities 2.9%		16,386,049

Net assets 100.0%		$556,035,058

*	Non-income producing security
‡
As of July 31, 2013, aggregate cost for federal income tax purposes was $382,421,823. Net unrealized appreciation (depreciation) on a tax-basis was $157,227,186, including aggregate gross unrealized appreciation and (depreciation) of $160,971,376 and $(3,744,190), respectively.  The difference between book-basis and tax-basis unrealized appreciation (depreciation) was primarily attributable to deferral of losses from wash sales.

Sector allocation
Sector	Percent of net assets
Consumer, non-cyclical	23.1%
Consumer, cyclical	18.9%
Industrial	12.1%
Technology	12.0%
Communications	10.2%
Financial	9.4%
Energy	6.5%
Basic materials	4.9%

The accompanying notes are an integral part of the Investment Portfolios.  | .

Investment Portfolios
(UNAUDITED) | 07.31.2013

EAGLE MID CAP STOCK FUND

COMMON STOCKS—98.3%	Shares	Value
Aerospace/defense—0.8%
B/E Aerospace, Inc.*	57,173	$3,985,530

Apparel—1.3%
Hanesbrands, Inc.	94,340	5,986,816

Auto parts & equipment—0.6%
Dana Holding Corp.	139,500	3,048,075

Banks—4.4%
East West Bancorp, Inc.	178,120	5,491,439
First Republic Bank	117,384	5,069,815
Signature Bank*	58,563	5,361,443
Zions Bancorporation	151,620	4,494,017

Biotechnology—1.7%
Bio-Rad Laboratories, Inc., Class A*	36,053	4,398,106
Illumina, Inc.*	47,020	3,753,136

Chemicals—3.0%
Airgas, Inc.	40,445	4,174,328
Rockwood Holdings, Inc.	96,030	6,504,112
Sigma-Aldrich Corp.	37,075	3,097,987

Commercial services—2.7%
HMS Holdings Corp.*	159,869	3,867,231
Morningstar, Inc.	57,953	4,417,178
Quanta Services, Inc.*	153,675	4,120,027

Computers—3.4%
IHS, Inc., Class A*	28,725	3,153,430
Jack Henry & Associates, Inc.	62,992	3,042,514
MICROS Systems, Inc.*	129,108	6,291,433
Riverbed Technology, Inc.*	203,935	3,189,543

Distribution/wholesale—1.1%
LKQ Corp.*	193,588	5,046,839

Diversified financial services—3.0%
Affiliated Managers Group, Inc.*	32,010	5,773,004
IntercontinentalExchange, Inc.*	21,914	3,998,209
Invesco Ltd.	133,090	4,284,167

Electric—1.7%
ITC Holdings Corp.	58,967	5,411,401
NRG Energy, Inc.	85,790	2,300,888

Electrical components & equipment—2.0%
AMETEK, Inc.	101,080	4,677,982
Energizer Holdings, Inc.	44,835	4,564,203

Electronics—2.5%
FLIR Systems, Inc.	134,780	4,376,307
Mettler-Toledo International, Inc.*	12,920	2,850,152
Trimble Navigation Ltd.*	155,000	4,423,700

Engineering & construction—1.1%
Jacobs Engineering Group, Inc.*	85,925	5,086,760

Entertainment—0.6%
Dolby Laboratories, Inc., Class A	85,930	2,826,238

Environmental control—2.2%
Clean Harbors, Inc.*	57,875	3,266,465
Stericycle, Inc.*	32,015	3,711,819
Waste Connections, Inc.	76,150	3,294,249

Food—2.2%
Flowers Foods, Inc.	276,041	6,337,901
The Hain Celestial Group, Inc.*	56,833	4,146,536

Hand/machine tools—0.6%
Regal-Beloit Corp.	43,410	2,807,759

COMMON STOCKS—98.3%
Healthcare products—8.0%
DENTSPLY International, Inc.	121,525	$5,210,992
Edwards Lifesciences Corp.*	34,770	2,481,883
Hologic, Inc.*	210,574	4,780,030
IDEXX Laboratories, Inc.*	56,650	5,551,133
Masimo Corp.	107,588	2,505,724
ResMed, Inc.	52,400	2,496,860
Sirona Dental Systems, Inc.*	94,158	6,647,555
Techne Corp.	44,519	3,282,831
Varian Medical Systems, Inc.*	57,570	4,173,825

Healthcare services—0.8%
MEDNAX, Inc.*	38,815	3,781,357

Household products/wares—2.2%
Church & Dwight Co., Inc.	76,603	4,879,611
Jarden Corp.*	116,240	5,285,433

Insurance—3.9%
Endurance Specialty Holdings Ltd.	77,049	4,055,089
Everest Re Group Ltd.	29,624	3,955,693
HCC Insurance Holdings, Inc.	130,920	5,829,868
ProAssurance Corp.	85,135	4,557,276

Internet—0.7%
F5 Networks, Inc.*	39,645	3,479,245

Iron/steel—1.1%
Steel Dynamics, Inc.	320,130	4,981,223

Leisure time—1.1%
Polaris Industries, Inc.	44,095	4,944,813

Lodging—0.9%
Wyndham Worldwide Corp.	67,392	4,198,522

Machinery-construction & mining—0.7%
Joy Global, Inc.	63,235	3,130,132

Machinery-diversified—4.0%
Flowserve Corp.	101,080	5,729,214
IDEX Corp.	100,770	6,010,930
Roper Industries, Inc.	23,435	2,951,873
Wabtec Corp.	67,395	3,912,954

Miscellaneous manufacturer—1.8%
AptarGroup, Inc.	63,445	3,704,554
Donaldson Co., Inc.	125,220	4,539,225

Oil & gas—3.5%
Energy XXI Bermuda Ltd.	130,456	3,502,744
Noble Corp.	127,149	4,857,092
Oasis Petroleum, Inc.*	58,120	2,443,365
SM Energy Co.	80,676	5,544,861

Oil & gas services—4.7%
Core Laboratories N.V.	26,711	3,995,966
Dril-Quip, Inc.*	47,185	4,289,588
Helix Energy Solutions Group, Inc.*	188,448	4,780,926
Oil States International, Inc.*	38,754	3,768,051
Superior Energy Services, Inc.*	207,100	5,305,902

Packaging & containers—0.7%
Berry Plastics Group, Inc.*	136,160	3,139,850

Pharmaceuticals—2.6%
Catamaran Corp.*	122,550	6,470,640
Shire PLC, Sponsored ADR	52,892	5,783,740

Real estate investment trusts (REITs)—1.2%
Alexandria Real Estate Equities, Inc.	40,445	2,770,483
Home Properties, Inc.	43,820	2,796,154

      |   The accompanying notes are an integral part of the Investment Portfolios.

Investment Portfolios
(UNAUDITED) | 07.31.2013

EAGLE MID CAP STOCK FUND (cont’d)

COMMON STOCKS—98.3%	Shares	Value
Retail—10.6%
Ascena Retail Group, Inc.*	242,612	$4,631,463
Copart, Inc.*	115,205	3,745,315
Dick's Sporting Goods, Inc.	99,410	5,110,668
Dollar Tree, Inc.*	111,865	6,001,557
Dunkin' Brands Group, Inc.	131,405	5,676,696
MSC Industrial Direct Co., Inc., Class A	53,920	4,364,824
Panera Bread Co., Class A*	17,540	2,930,057
PVH Corp.	50,420	6,644,852
Tractor Supply Co.	50,545	6,122,516
Ulta Salon Cosmetics & Fragrance, Inc.*	41,041	4,141,037

Semiconductors—2.3%
Altera Corp.	80,880	2,876,093
Microchip Technology, Inc.	102,785	4,084,676
Semtech Corp.*	126,268	3,819,607

Software—5.4%
ANSYS, Inc.*	48,860	3,900,983
Informatica Corp.*	119,635	4,566,468
Nuance Communications, Inc.*	209,680	3,933,597
Open Text Corp.	46,427	3,274,496
Qlik Technologies, Inc.*	185,295	5,803,439
SolarWinds, Inc.*	108,080	3,835,759

Telecommunications—4.5%
NeuStar, Inc., Class A*	128,555	7,209,364
NICE Systems Ltd., Sponsored ADR	160,605	6,217,019
Plantronics, Inc.	83,485	3,881,218
tw telecom, inc.*	123,905	3,689,891

Transportation—2.7%
Expeditors International of Washington, Inc.	116,081	4,680,386
Genesee & Wyoming, Inc., Class A*	52,235	4,683,390
J.B. Hunt Transport Services, Inc.	40,367	3,024,699
Total common stocks (cost $377,735,805)		457,988,016

Total investment portfolio (cost $377,735,805) ‡98.3%		457,988,016

Other assets in excess of liabilities 1.7%		7,721,259

Net assets 100.0%		$465,709,275

*	Non-income producing security
‡
As of July 31, 2013, aggregate cost for federal income tax purposes was $379,703,884. Net unrealized appreciation (depreciation) on a tax-basis was $78,284,132, including aggregate gross unrealized appreciation and (depreciation) of $84,935,862 and $(6,651,730), respectively.  The difference between book-basis and tax-basis unrealized appreciation (depreciation) was primarily attributable to deferral of losses from wash sales.

ADR—American depository receipt

Sector allocation
Sector	Percent of net assets
Consumer, non-cyclical	20.2%
Industrial	19.1%
Consumer, cyclical	16.2%
Financial	12.5%
Technology	11.1%
Energy	8.2%
Communications	5.2%
Basic materials	4.1%
Utilities	1.7%

The accompanying notes are an integral part of the Investment Portfolios.  |   .

Investment Portfolios
(UNAUDITED) | 07.31.2013

EAGLE SMALL CAP GROWTH FUND

COMMON STOCKS—98.1%	Shares	Value
Aerospace/defense—1.3%
Triumph Group, Inc.	624,669	$49,011,530

Airlines—1.3%
JetBlue Airways Corp.*	3,518,043	23,008,001
US Airways Group, Inc.*	1,359,640	26,309,034

Apparel—1.4%
Steven Madden Ltd.*	1,035,638	53,252,506

Auto parts & equipment—1.1%
WABCO Holdings, Inc.*	517,358	40,902,324

Banks—0.5%
UMB Financial Corp.	349,443	20,896,691

Biotechnology—7.0%
Acorda Therapeutics, Inc.*	1,111,419	42,200,579
Aegerion Pharmaceuticals, Inc.*	83,100	7,611,129
ARIAD Pharmaceuticals, Inc.*	2,035,951	37,827,970
Cubist Pharmaceuticals, Inc.*	980,264	61,099,855
Seattle Genetics, Inc.*	939,409	38,064,853
United Therapeutics Corp.*	1,028,296	76,957,673

Building materials—2.4%
Louisiana-Pacific Corp.*	1,924,984	31,300,240
Texas Industries, Inc.*	513,141	31,886,581
USG Corp.*	1,112,145	27,948,204

Chemicals—2.4%
Chemtura Corp.*	916,903	20,501,951
Huntsman Corp.	2,566,352	46,245,663
Quaker Chemical Corp.	350,953	23,152,370

Coal—0.5%
Walter Energy, Inc.	1,705,897	19,088,987

Commercial services—6.2%
EVERTEC, Inc.*	842,620	20,138,618
HMS Holdings Corp.*	1,515,592	36,662,171
LifeLock, Inc.*	2,170,274	24,676,015
Monster Worldwide, Inc.*	5,757,651	32,933,764
Parexel International Corp.*	1,053,252	52,083,311
Sotheby's	628,155	28,266,975
Team Health Holdings, Inc.*	965,496	38,832,249

Computers—2.1%
Fortinet, Inc.*	2,442,416	51,901,340
Fusion-io, Inc.*	2,026,389	29,220,529

Distribution/wholesale—0.8%
MWI Veterinary Supply, Inc.*	216,760	30,816,769

Diversified financial services—1.9%
Artisan Partners Asset Management, Inc.*	875,275	46,389,575
Stifel Financial Corp.*	702,253	26,439,825

Electrical components & equipment—0.5%
Acuity Brands, Inc.	210,314	18,192,161

Electronics—1.1%
Coherent, Inc.	755,045	42,795,951

Entertainment—4.7%
Bally Technologies, Inc.*	1,009,640	72,370,995
Pinnacle Entertainment, Inc.*	762,147	16,195,624
SeaWorld Entertainment, Inc.	1,019,000	37,366,730
SHFL entertainment, Inc.*	2,251,652	51,225,083

Environmental control—1.8%
Waste Connections, Inc.	1,562,435	67,590,938

Food—4.2%
Pinnacle Foods, Inc.	765,539	19,498,279
The Fresh Market, Inc.*	1,220,446	$64,415,140
The Hain Celestial Group, Inc.*	401,452	29,289,938
The WhiteWave Foods Co., Class A*	1,000,480	18,698,971
United Natural Foods, Inc.*	455,242	26,677,181

Healthcare products—5.5%
Align Technology, Inc.*	1,192,599	51,329,461
Cyberonics, Inc.*	708,958	36,858,726
Sirona Dental Systems, Inc.*	1,015,440	71,690,064
Thoratec Corp.*	1,434,753	47,045,551

Home furnishings—0.6%
Universal Electronics, Inc.*	713,671	22,002,477

Household products/wares—0.6%
Tumi Holdings, Inc.*	937,286	22,419,881

Insurance—1.4%
Enstar Group Ltd.*	170,802	24,540,831
ProAssurance Corp.	542,564	29,043,451

Internet—5.2%
BroadSoft, Inc.*	919,835	27,447,876
OpenTable, Inc.*	600,741	38,255,187
Sourcefire, Inc.*	416,920	31,448,276
TIBCO Software, Inc.*	1,081,304	26,967,722
Web.com Group, Inc.*	1,157,512	30,072,162
Zillow, Inc., Class A*	551,866	40,771,860

Machinery-construction & mining—1.0%
Terex Corp.*	1,346,545	39,696,147

Machinery-diversified—2.1%
Chart Industries, Inc.*	296,442	33,705,456
Cognex Corp.	850,948	45,193,848

Metal fabricate/hardware—0.9%
RTI International Metals, Inc.*	1,096,939	33,621,180

Miscellaneous manufacturer—3.0%
Colfax Corp.*	1,351,249	71,710,784
Hexcel Corp.*	1,176,481	41,423,896

Oil & gas—3.1%
Gulfport Energy Corp.*	1,129,735	60,101,902
Oasis Petroleum, Inc.*	1,031,286	43,355,263
Pacific Drilling S.A.*	1,472,602	14,519,856

Oil & gas services—1.8%
Geospace Technologies Corp.*	607,748	45,222,529
Thermon Group Holdings, Inc.*	1,235,112	24,714,591

Pharmaceuticals—3.5%
Isis Pharmaceuticals, Inc.*	614,850	17,738,423
Salix Pharmaceuticals Ltd.*	862,499	63,738,676
ViroPharma, Inc.*	1,459,441	50,088,015

Real estate investment trusts (REITs)—3.0%
Glimcher Realty Trust	2,829,077	31,798,825
The Geo Group, Inc.	1,575,930	54,716,290
Two Harbors Investment Corp.	2,824,027	28,324,991

Retail—7.5%
BJ's Restaurants, Inc.*	615,495	21,936,242
Buffalo Wild Wings, Inc.*	276,474	28,637,177
Cash America International, Inc.	645,877	27,126,834
Del Frisco's Restaurant Group, Inc.*	764,065	16,075,927
Domino's Pizza, Inc.	267,378	16,732,515
Genesco, Inc.*	1,186,605	83,513,260
The Pantry, Inc.*	1,210,744	15,073,763
Vitamin Shoppe, Inc.*	1,514,297	72,731,685

  |  The accompanying notes are an integral part of the Investment Portfolios.

Investment Portfolios
(UNAUDITED) | 07.31.2013

EAGLE SMALL CAP GROWTH FUND (cont’d)

COMMON STOCKS—98.1%	Shares	Value
Semiconductors—2.9%
Cavium, Inc.*	1,025,170	$37,480,215
Teradyne, Inc.*	2,290,850	37,776,117
Veeco Instruments, Inc.*	1,042,703	36,244,356

Software—10.5%
ANSYS, Inc.*	376,263	30,040,838
Concur Technologies, Inc.*	488,618	43,433,254
Cornerstone OnDemand, Inc.*	673,591	29,664,948
MedAssets, Inc.*	2,531,585	55,112,605
Medidata Solutions, Inc.*	1,265,285	117,076,821
PTC, Inc.*	1,511,888	40,941,927
Qlik Technologies, Inc.*	1,728,263	54,129,197
The Ultimate Software Group, Inc.*	192,035	25,982,336

Telecommunications—3.4%
EZchip Semiconductor Ltd.*	914,136	28,932,404
Finisar Corp.*	2,499,947	48,323,975
IPG Photonics Corp.	580,822	35,372,060
NICE Systems Ltd., Sponsored ADR	400,605	15,507,420

Transportation—0.9%
Atlas Air Worldwide Holdings, Inc.*	85,493	3,816,408
Landstar System, Inc.	532,237	28,772,732
Total common stocks (cost $2,711,578,404)		3,709,943,486

Total investment portfolio (cost $2,711,578,404) ‡98.1%		3,709,943,486

Other assets in excess of liabilities 1.9%		71,518,682

Net assets 100.0%		$3,781,462,168

*	Non-income producing security
‡
As of July 31, 2013, aggregate cost for federal income tax purposes was $2,729,101,966. Net unrealized appreciation (depreciation) on a tax-basis was $980,841,520, including aggregate gross unrealized appreciation and (depreciation) of $1,054,698,422 and $(73,856,902), respectively.  The difference between book-basis and tax-basis unrealized appreciation (depreciation) was primarily attributable to deferral of losses from wash sales.

ADR—American depository receipt

Sector allocation
Sector	Percent of net assets
Consumer, non-cyclical	27.0%
Consumer, cyclical	17.4%
Technology	15.5%
Industrial	15.0%
Communications	8.6%
Financial	6.8%
Energy	5.4%
Basic materials	2.4%

The accompanying notes are an integral part of the Investment Portfolios.  |   .

Investment Portfolios
(UNAUDITED) | 07.31.2013

EAGLE SMALL CAP STOCK FUND

COMMON STOCKS—91.6%	Shares	Value
Aerospace/defense—2.1%
Esterline Technologies Corp.*	1,740	$141,706
HEICO Corp.	2,980	169,264

Apparel—3.6%
Iconix Brand Group, Inc.*	5,455	179,142
Steven Madden Ltd.*	4,023	206,863
Wolverine World Wide, Inc.	2,319	133,366

Auto parts & equipment—1.4%
Dana Holding Corp.	9,272	202,593

Banks—4.2%
City National Corp.	1,514	105,269
East West Bancorp, Inc.	3,453	106,456
First Midwest Bancorp, Inc.	9,214	140,698
Prosperity Bancshares, Inc.	2,455	144,894
SVB Financial Group*	1,197	104,402

Biotechnology—1.0%
Bio-Rad Laboratories, Inc., Class A*	1,191	145,290

Chemicals—3.8%
Balchem Corp.	3,332	165,801
NewMarket Corp.	277	75,499
Rockwood Holdings, Inc.	1,885	127,671
Sensient Technologies Corp.	4,025	177,140

Commercial services—4.4%
Healthcare Services Group, Inc.	4,579	112,689
HMS Holdings Corp.*	4,282	103,582
Monro Muffler Brake, Inc.	2,730	117,417
Morningstar, Inc.	1,951	148,705
Ritchie Bros Auctioneers, Inc.	7,939	152,826

Computers—3.2%
j2 Global, Inc.	2,178	99,687
Jack Henry & Associates, Inc.	2,586	124,904
MICROS Systems, Inc.*	2,456	119,681
Vocera Communications, Inc.*	7,928	114,797

Diversified financial services—3.6%
Evercore Partners, Inc., Class A	5,439	257,917
Portfolio Recovery Associates, Inc.*	963	143,786
Stifel Financial Corp.*	3,183	119,840

Electric—1.0%
ALLETE, Inc.	2,681	143,755

Electronics—1.7%
II-VI, Inc.*	6,115	108,113
Rofin-Sinar Technologies, Inc.*	6,098	140,925

Engineering & construction—0.7%
Mistras Group, Inc.*	5,788	97,296

Entertainment—0.6%
Penn National Gaming, Inc.*	1,710	85,483

Food—2.1%
The Hain Celestial Group, Inc.*	2,549	185,975
TreeHouse Foods, Inc.*	1,580	112,164

Hand/machine tools—0.6%
Regal-Beloit Corp.	1,461	94,497

Healthcare products—9.5%
Align Technology, Inc.*	2,010	86,510
Cyberonics, Inc.*	2,743	142,608
Haemonetics Corp.*	4,611	194,676
ICU Medical, Inc.*	1,281	91,835
Integra LifeSciences Holdings Corp.*	4,541	178,870
Luminex Corp.*	4,859	96,743
Masimo Corp.	3,144	$73,224
Sirona Dental Systems, Inc.*	1,751	123,621
Techne Corp.	1,936	142,761
Volcano Corp.*	6,128	122,376
West Pharmaceutical Services, Inc.	1,638	120,819

Healthcare services—0.8%
ICON PLC*	2,985	117,072

Housewares—0.7%
The Toro Co.	2,106	103,784

Insurance—3.2%
Endurance Specialty Holdings Ltd.	3,649	192,047
HCC Insurance Holdings, Inc.	2,168	96,541
ProAssurance Corp.	3,178	170,118

Internet—2.6%
Constant Contact, Inc.*	6,155	118,114
Sourcefire, Inc.*	1,706	128,684
ValueClick, Inc.*	5,339	130,485

Iron/steel—0.9%
Steel Dynamics, Inc.	8,587	133,614

Machinery-diversified—2.7%
Cognex Corp.	2,161	114,771
IDEX Corp.	1,355	80,826
The Middleby Corp.*	1,098	196,476

Metal fabricate/hardware—1.0%
RBC Bearings, Inc.*	2,668	146,366

Miscellaneous manufacturer—2.8%
Actuant Corp., Class A	4,313	152,292
AptarGroup, Inc.	1,844	107,671
CLARCOR, Inc.	2,540	139,649

Oil & gas—2.1%
Carrizo Oil & Gas, Inc.*	5,071	160,598
Energy XXI Bermuda Ltd.	5,134	137,848

Oil & gas services—3.4%
Dril-Quip, Inc.*	1,508	137,092
Helix Energy Solutions Group, Inc.*	6,104	154,859
Key Energy Services, Inc.*	18,013	114,202
Superior Energy Services, Inc.*	3,146	80,601

Packaging & containers—0.7%
Berry Plastics Group, Inc.*	4,115	94,892

Pharmaceuticals—0.8%
Akorn, Inc.*	8,316	118,004

Real estate investment trusts (REITs)—2.2%
BioMed Realty Trust, Inc.	4,639	95,842
Corporate Office Properties Trust	4,182	106,557
Home Properties, Inc.	1,745	111,348

Retail—8.6%
Ascena Retail Group, Inc.*	7,840	149,666
Buffalo Wild Wings, Inc.*	1,457	150,916
Casey's General Stores, Inc.	2,455	162,595
Copart, Inc.*	2,230	72,497
Express, Inc.*	8,077	182,136
MSC Industrial Direct Co., Inc., Class A	869	70,346
Texas Roadhouse, Inc.	5,214	127,430
The Men's Wearhouse, Inc.	4,442	177,369
Vitamin Shoppe, Inc.*	3,065	147,212
Semiconductors—3.6%
Hittite Microwave Corp.*	1,964	122,711

  |   The accompanying notes are an integral part of the Investment Portfolios.

Investment Portfolios
(UNAUDITED) | 07.31.2013

EAGLE SMALL CAP STOCK FUND (cont’d)

COMMON STOCKS—91.6%	Shares	Value
Semiconductors—(cont'd)
Power Integrations, Inc.	3,971	$219,001
Semtech Corp.*	6,030	182,407

Software—4.0%
CommVault Systems, Inc.*	1,249	105,453
Open Text Corp.	1,494	105,372
Progress Software Corp.*	5,235	133,964
Qlik Technologies, Inc.*	7,472	234,023

Telecommunications—4.9%
NeuStar, Inc., Class A*	3,971	222,693
NICE Systems Ltd., Sponsored ADR	7,056	273,138
Plantronics, Inc.	4,494	208,926

Transportation—3.1%
Genesee & Wyoming, Inc., Class A*	796	71,369
Heartland Express, Inc.	4,270	62,854
Hub Group, Inc., Class A*	4,246	162,410
Landstar System, Inc.	2,893	156,396
Total common stocks (cost $12,081,642)		13,225,373

HOLDING COMPANIES—0.9%
Holding companies-diversified—0.9%
National Bank Holdings Corp., Class A	6,590	131,800
Total Holding companies (cost $132,212)		131,800

Total investment portfolio (cost $12,213,854) ‡92.5%		13,357,173

Other assets in excess of liabilities 7.5%		1,089,038

Net assets 100.0%		$14,446,211

*	Non-income producing security
‡
As of July 31, 2013, aggregate cost for federal income tax purposes was $12,215,398. Net unrealized appreciation (depreciation) on a tax-basis was $1,141,775, including aggregate gross unrealized appreciation and (depreciation) of $1,330,724 and $(188,949), respectively.  The difference between book-basis and tax-basis unrealized appreciation (depreciation) was primarily attributable to deferral of losses from wash sales.

ADR—American depository receipt

Sector allocation
Sector	Percent of net assets
Consumer, non-cyclical	18.6%
Industrial	15.4%
Consumer, cyclical	14.9%
Financial	13.2%
Technology	10.8%
Communications	7.5%
Energy	5.5%
Basic materials	4.7%
Utilities	1.0%
Diversified	0.9%

The accompanying notes are an integral part of the Investment Portfolios.  |   .

Investment Portfolios
(UNAUDITED) | 07.31.2013

EAGLE SMALLER COMPANY FUND

COMMON STOCKS—95.6%	Shares	Value
Aerospace/defense—2.3%
HEICO Corp., Class A	39,089	$1,572,160
Orbital Sciences Corp.*	66,532	1,233,503

Apparel—0.9%
Carter's, Inc.	15,773	1,124,930

Banks—8.4%
BankUnited, Inc.	62,320	1,884,557
Cardinal Financial Corp.	46,755	764,912
First Financial Bancorp	27,695	446,166
Fulton Financial Corp.	53,905	678,664
OFG Bancorp	118,387	2,186,608
PrivateBancorp, Inc.	69,751	1,645,426
Signature Bank*	6,756	618,512
Sterling Financial Corp.	65,413	1,735,407
Texas Capital Bancshares, Inc.*	7,896	359,189

Biotechnology—3.0%
Charles River Laboratories International, Inc.*	20,740	944,499
Cubist Pharmaceuticals, Inc.*	44,657	2,783,471

Chemicals—2.2%
Albemarle Corp.	18,955	1,175,400
Kraton Performance Polymers, Inc.*	34,435	699,031
Tronox Ltd., Class A	39,650	860,801

Coal—0.3%
Alpha Natural Resources, Inc.*	44,147	240,160
Arch Coal, Inc.	44,155	172,204

Commercial services—9.3%
Chemed Corp.	24,033	1,696,489
Cross Country Healthcare, Inc.*	52,307	295,012
Euronet Worldwide, Inc.*	54,704	2,013,654
FTI Consulting, Inc.*	31,315	1,166,797
Gartner, Inc.*	12,435	746,224
Matthews International Corp., Class A	47,462	1,835,830
On Assignment, Inc.*	69,835	2,132,063
Parexel International Corp.*	30,629	1,514,604

Computers—3.4%
Electronics for Imaging, Inc.*	60,655	1,821,470
NCR Corp.*	66,580	2,396,880

Distribution/wholesale—1.1%
Ingram Micro, Inc., Class A*	60,175	1,373,795

Diversified financial services—5.4%
AerCap Holdings N.V.*	52,608	921,692
Cohen & Steers, Inc.	36,820	1,265,504
Investment Technology Group, Inc.*	64,757	920,197
MarketAxess Holdings, Inc.	19,212	993,260
Nationstar Mortgage Holdings, Inc.*	22,432	1,038,153
The NASDAQ OMX Group, Inc.	46,470	1,505,628

Electric—1.8%
ALLETE, Inc.	42,370	2,271,879

Electrical components & equipment—1.3%
Belden, Inc.	26,770	1,568,990

Electronics—2.5%
FLIR Systems, Inc.	45,160	1,466,346
Itron, Inc.*	14,060	606,267
Rogers Corp.*	17,734	986,365

Engineering & construction—3.3%
Dycom Industries, Inc.*	87,178	2,308,473
URS Corp.	38,914	1,809,501

COMMON STOCKS—95.6%
Food—0.6%
Hillshire Brands Co.	22,344	$786,732

Gas—1.7%
AGL Resources, Inc.	46,360	2,122,824

Healthcare products—1.4%
Merit Medical Systems, Inc.*	128,947	1,694,364

Healthcare services—3.0%
AmSurg Corp.*	58,725	2,296,735
MEDNAX, Inc.*	14,345	1,397,490

Household products/wares—1.9%
Jarden Corp.*	32,420	1,474,137
Prestige Brands Holdings, Inc.*	27,559	934,526

Insurance—5.1%
Allied World Assurance Co. Holdings AG	11,335	1,072,858
American Equity Investment Life Holding Co.	122,602	2,231,356
Assured Guaranty Ltd.	32,954	713,125
Platinum Underwriters Holdings Ltd.	14,290	830,106
Tower Group International Ltd.	68,321	1,494,180

Internet—3.7%
1-800-Flowers.com, Inc., Class A*	171,140	1,126,101
Dealertrack Technologies, Inc.*	37,065	1,386,231
Equinix, Inc.*	6,556	1,175,819
Liquidity Services, Inc.*	29,655	845,167

Machinery-diversified—2.7%
AGCO Corp.	17,765	999,281
Altra Holdings, Inc.	21,389	533,442
IDEX Corp.	29,690	1,771,008

Media—0.8%
John Wiley & Sons, Inc., Class A	20,993	947,414

Mining—0.8%
AuRico Gold, Inc.	127,783	591,635
IAMGOLD Corp.	74,135	384,020

Miscellaneous manufacturer—3.9%
AptarGroup, Inc.	19,910	1,162,545
AZZ, Inc.	4,138	156,541
Barnes Group, Inc.	55,939	1,845,987
Harsco Corp.	62,265	1,603,946

Oil & gas—2.7%
Comstock Resources, Inc.	41,430	694,781
Range Resources Corp.	15,195	1,201,924
Rosetta Resources, Inc.*	32,370	1,476,396

Oil & gas services—3.9%
Dresser-Rand Group, Inc.*	36,576	2,226,381
Oceaneering International, Inc.	31,267	2,535,441

Packaging & containers—0.5%
Silgan Holdings, Inc.	12,496	602,807

Pharmaceuticals—1.7%
Herbalife Ltd.	31,422	2,058,141

Real estate investment trusts (REITs)—1.8%
BioMed Realty Trust, Inc.	7,950	164,247
Campus Crest Communities, Inc.	71,550	812,093
Government Properties Income Trust	11,653	294,471
Select Income REIT	36,132	974,841

Retail—3.0%
AFC Enterprises, Inc.*	40,773	1,500,447
Nu Skin Enterprises, Inc., Class A	19,960	1,669,454
RadioShack Corp.*	87,395	238,588

      |   The accompanying notes are an integral part of the Investment Portfolios.

Investment Portfolios
(UNAUDITED) | 07.31.2013

EAGLE SMALLER COMPANY FUND (cont’d)

COMMON STOCKS—95.6%	Shares	Value
Retail—(cont'd)
Stage Stores, Inc.	13,703	$342,027

Savings & loans—1.3%
Beneficial Mutual Bancorp, Inc.*	89,076	767,835
Berkshire Hills Bancorp, Inc.	32,925	859,343

Semiconductors—2.1%
Emulex Corp.*	121,210	970,892
Intersil Corp., Class A	69,930	713,985
Rovi Corp.*	37,686	849,066

Software—4.5%
ACI Worldwide, Inc.*	16,449	778,860
Aspen Technology, Inc.*	79,077	2,573,165
Avid Technology, Inc.*	23,427	139,625
Bottomline Technologies de, Inc.*	53,966	1,568,792
Digital River, Inc.*	26,830	455,842

Telecommunications—2.5%
Cbeyond, Inc.*	54,678	463,123
DigitalGlobe, Inc.*	21,621	700,520
NeuStar, Inc., Class A*	33,810	1,896,065

Transportation—0.8%
Genesee & Wyoming, Inc., Class A*	11,565	1,036,918
Total common stocks (cost $74,168,956)		117,924,313

HOLDING COMPANIES—1.4%
Holding companies-diversified—1.4%
National Bank Holdings Corp., Class A	84,186	1,683,720
Total Holding companies (cost $1,592,091)		1,683,720

INVESTMENT COMPANIES—0.5%
Solar Capital Ltd.	26,881	592,189
Total investment companies (cost $628,721)		592,189

Total investment portfolio (cost $76,389,768) ‡97.5%		120,200,222

Other assets in excess of liabilities 2.5%		3,029,787

Net assets 100.0%		$123,230,009

*	Non-income producing security
‡
As of July 31, 2013, aggregate cost for federal income tax purposes was $76,508,435. Net unrealized appreciation (depreciation) on a tax-basis was $43,691,787, including aggregate gross unrealized appreciation and (depreciation) of $46,822,689 and $(3,130,902), respectively.  The difference between book-basis and tax-basis unrealized appreciation (depreciation) was primarily attributable to deferral of losses from wash sales.

Sector allocation
Sector	Percent of net assets
Financial	22.5%
Consumer, non-cyclical	20.9%
Industrial	17.3%
Technology	10.0%
Communications	7.0%
Energy	6.9%
Consumer, cyclical	5.0%
Utilities	3.5%
Basic materials	3.0%
Diversified	1.4%

The accompanying notes are an integral part of the Investment Portfolios.  |   .

Notes to Investment Portfolios
(UNAUDITED) | 07.31.2013

NOTE 1 | Organization and investment objective | The Eagle Series Trust (the “Trust”) is organized as a separate Massachusetts business trust. The Trust offers shares in the following series (each a “Fund” and collectively the “Funds”) and are advised by Eagle Asset Management, Inc. (“Eagle” or “Manager”). Each Fund is registered under the Investment Company Act of 1940, as amended, as diversified, open-end management investment companies.

The Eagle Family of Funds consists of the Eagle Capital Appreciation Fund, Eagle Growth & Income Fund and the Eagle Series Trust (each a “Trust” and collectively the “Trusts”). Members of the Board of Trustees (“Board”) for the Trusts may serve as Trustees for one or more of the Trusts.

The Eagle Series Trust currently offers shares in seven series:

●	The Eagle International Stock Fund (“International Stock Fund”) seeks capital appreciation,

●	The Eagle Investment Grade Bond Fund (“Investment Grade Bond Fund”) seeks current income and preservation of capital,

●	The Eagle Mid Cap Growth Fund (“Mid Cap Growth Fund”) seeks long-term capital appreciation,

●	The Eagle Mid Cap Stock Fund (“Mid Cap Stock Fund”) seeks long-term capital appreciation,

●	The Eagle Small Cap Growth Fund (“Small Cap Growth Fund”) seeks long-term capital appreciation,

●	The Eagle Small Cap Stock Fund (“Small Cap Stock Fund”) seeks capital appreciation, and

●	The Eagle Smaller Company Fund (“Smaller Company Fund”) seeks capital growth.

The Eagle Series Trust also includes the Eagle Tax-Exempt Bond Fund which is not currently offered for sale.

Class offerings | Each Fund is authorized and currently offers Class A, Class C, Class I, Class R-3 and Class R-5 shares to qualified buyers. The International Stock Fund, the Mid Cap Growth Fund, the Mid Cap Stock Fund, the Small Cap Growth Fund, the Small Cap Stock Fund and the Smaller Company Fund are authorized and currently offer Class R-6 shares to qualified buyers.

●
For all Funds except the Investment Grade Bond Fund, Class A shares are sold at a maximum front-end sales charge of 4.75%. For the Investment Grade Bond Fund, Class A shares are sold at a maximum front-end sales charge of 3.75%. Class A share investments greater than $1 million, which are not sold subject to a sales charge, may be subject to a contingent deferred sales charge (“CDSC”) of up to 1% of the lower of net asset value (“NAV”) or purchase price if redeemed within 18 months of purchase.

●	Class C shares are sold subject to a CDSC of 1% of the lower of NAV or purchase price if redeemed within one year of purchase.

●	Class I, Class R-3, Class R-5, and Class R-6 shares are each sold without a front-end sales charge or a CDSC to qualified buyers.

NOTE 2 | Significant accounting policies
Use of estimates | The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates and those differences could be material.

Valuation of securities | The price of each Fund’s shares is based on the NAV per share of each class of a Fund. The Funds determine the NAV of their shares on each day the New York Stock Exchange (“NYSE”) is open for business, as of the close of the regular trading session (typically 4:00 p.m. Eastern Time) (“NYSE Close”), or earlier NYSE closing time that day. If the NYSE or other securities exchange modifies the published closing price of securities traded on that exchange after the NAV is calculated, the Manager is not required to recalculate the NAV.

Generally, the Funds value portfolio securities for which market quotations are readily available at market value; however, a Fund may adjust the market quotation price to reflect events that occur between the close of those markets and the time of the Fund’s determination of the NAV.

A market quotation may be considered unreliable or unavailable for various reasons, such as:

●	The quotation may be stale;

●	The quotation is not actively traded;

●	Trading on the security halted before the close of the trading market;

●	Security is newly issued;

●	Issuer-specific events occurred after the security halted trading; or

●	Because of the passage of time between the close of the market on which the security trades and the close of the NYSE.

Issuer-specific events may cause the last market quotation to be unreliable. Such events may include:

●	A merger or insolvency;

Notes to Investment Portfolios
(UNAUDITED) | 07.31.2013

●	Events which affect a geographical area or an industry segment, such as political events or natural disasters; or

●	Market events, such as a significant movement in the U.S. markets.

Both the latest transaction prices and adjustments are furnished by independent pricing services subject to supervision by the Board. The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using Pricing and Valuation Procedures (“Procedures”) approved by the Board. A Fund may fair value small-cap securities, for example, that are thinly traded or illiquid. Fair value is the amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their NAV.

Pursuant to the Procedures, the Board has delegated the day-to-day responsibility for applying and administering the Procedures to a valuation committee comprised of certain officers of the Trusts and other employees of the Manager (“Valuation Committee”). The composition of this Valuation Committee may change from time to time. The Valuation Committee follows fair valuation guidelines as set forth in the Procedures to make fair value determinations on all securities and assets for which market quotations are unavailable or unreliable. For portfolio securities fair valued by the Valuation Committee, Eagle checks fair value prices by comparing the fair value of the security with values that are available from other sources (if any). Eagle compares the fair value of the security to the next-day opening price or next actual sale price, when applicable. Eagle documents and reports to the Valuation Committee such comparisons when they are made. The Valuation Committee reports such comparisons to the Board at their regularly scheduled meetings. The Board retains the responsibility for periodic review and consideration of the appropriateness of any fair value pricing methodology established or implemented for a Fund. Fair value pricing methods, Procedures and pricing services can change from time to time as approved by the Board, and may occur as a result of lookback testing results or changes in industry best practices.

There can be no assurance, however, that a fair value price used by a Fund on any given day will more accurately reflect the market value of a security than the market price of such security on that day, as fair valuation determinations may involve subjective judgments made by the Valuation Committee. Fair value pricing may deter shareholders from trading the Fund shares on a frequent basis in an attempt to take advantage of arbitrage opportunities resulting from potentially stale prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading. Specific types of securities are valued as follows:

●
Domestic exchange-traded equity securities | Market quotations are generally available and reliable for domestic exchange-traded equity securities. If the prices provided by the pricing service and independent quoted prices are unreliable, the Valuation Committee will fair value the security using the Procedures.

●
Foreign equity securities | If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the NYSE Close, closing market quotations may become unreliable. Consequently, fair valuation of portfolio securities may occur on a daily basis. A Fund may fair value a security if certain events occur between the time trading ends on a particular security and the Fund’s NAV calculation. A Fund may also fair value a particular security if the events are significant and make the closing price unreliable. If an issuer-specific event has occurred that Eagle determines, in its judgment, is likely to have affected the closing price of a foreign security, the affected Fund will price the security at fair value. Eagle also utilizes a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the NYSE Close. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on exchange rates provided by a pricing service. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Securities primarily traded on foreign markets may trade on days that are not business days of the Funds. Because the NAV of a Fund’s shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when shareholders would not be able to purchase or redeem shares of the Fund.

●
Fixed income securities | Government bonds, corporate bonds, asset-backed bonds, municipal bonds and convertible securities, including high yield or junk bonds, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. If the prices provided by the pricing service and independent quoted prices are unreliable, the Valuation Committee will fair value the security using the Procedures.

●
Short-term securities | The amortized cost method of security valuation is used by the Funds (as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended) for short-term investments (investments that have a maturity date of 60 days or less). The amortized cost of an instrument is determined by valuing it at cost as of the time of purchase and thereafter accreting/ amortizing any purchase discount/premium at a constant

Notes to Investment Portfolios
(UNAUDITED) | 07.31.2013

rate until maturity. Amortized cost approximates fair value.

●
Investment Companies  | Investments in other investment companies are valued at their reported NAV. In addition, investments in exchange traded funds are valued on the basis of market quotations, if available. If the prices provided by the pricing service and independent quoted prices are unreliable, the Valuation Committee will fair value the security using the Procedures.

Fair value measurements | Each Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined below:

Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;

Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and

Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. A Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following is a summary of the inputs used to value each Fund’s investments as of July 31, 2013.

	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Total

International Stock Fund

Foreign common stocks

Advertising	$—	$67,637	$67,637

Aerospace/defense	—	45,776	45,776

Airlines	—	79,580	79,580

Auto manufacturers	—	375,477	375,477

Auto parts & equipment	—	132,712	132,712

Banks	—	645,948	645,948

Beverages	—	96,091	96,091

Biotechnology	—	97,929	97,929

Building materials	—	79,910	79,910

Chemicals	—	45,800	45,800

Commercial services	—	4,244	4,244

Computers	—	47,684	47,684

Cosmetics/personal care	—	23,083	23,083

Distribution/wholesale	—	437,865	437,865

Diversified financial services	—	16,664	16,664

Electric	—	84,144	84,144

Electronics	—	28,175	28,175

Engineering & construction	—	30,813	30,813

Notes to Investment Portfolios
(UNAUDITED) | 07.31.2013

	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Total

International Stock Fund (cont'd)

Entertainment	$—	$57,461	$57,461

Food	—	137,361	137,361

Forest products & paper	—	77,733	77,733

Gas	—	8,499	8,499

Healthcare products	—	90,691	90,691

Home builders	—	69,588	69,588

Home furnishings	—	19,556	19,556

Insurance	—	687,961	687,961

Iron/steel	—	9,327	9,327

Leisure time	—	10,041	10,041

Machinery - diversified	—	8,896	8,896

Miscellaneous manufacturer	—	6,891	6,891

Oil & gas	—	179,544	179,544

Oil & gas services	—	26,922	26,922

Packaging & containers	—	87,772	87,772

Pharmaceuticals	—	402,444	402,444

Private equity	—	14,255	14,255

Real estate	—	44,680	44,680

Software	—	19,942	19,942

Telecommunications	—	431,914	431,914

Transportation	—	62,884	62,884

Total investment portfolio	$—	$4,793,894	$4,793,894

	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Total

Investment Grade Bond Fund

Domestic corporate bonds(a)	$—	$36,811,732	$36,811,732

Mortgage and asset-backed securities	—	43,358,748	43,358,748

U.S. Treasuries	—	21,098,789	21,098,789

U.S. Government agency securities	—	3,776,388	3,776,388

Supranational banks	—	1,037,339	1,037,339

Total investment portfolio	$—	$106,082,996	$106,082,996

Mid Cap Growth Fund

Domestic common stocks(a)	$—	$539,649,009	$539,649,009

Total investment portfolio	$—	$539,649,009	$539,649,009

Mid Cap Stock Fund

Domestic common stocks(a)	$—	$457,988,016	$457,988,016

Total investment portfolio	$—	$457,988,016	$457,988,016

Small Cap Growth Fund

Domestic common stocks(a)	$—	$3,709,943,486	$3,709,943,486

Total investment portfolio	$—	$3,709,943,486	$3,709,943,486

Notes to Investment Portfolios
(UNAUDITED) | 07.31.2013

	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Total

Small Cap Stock Fund

Domestic common stocks(a)	$13,225,373	$—	$13,225,373

Holding companies	131,800	—	131,800

Total investment portfolio	$13,357,173	$—	$13,357,173

Smaller Company Fund

Domestic common stocks(a)	$117,924,313	$—	$117,924,313

Investment companies	592,189	—	592,189

Holding companies	1,683,720	—	1,683,720

Total investment portfolio	$120,200,222	$—	$120,200,222

(a)	Please see the investment portfolio for detail by industry.

During the period ended July 31, 2013, none of the Funds had any investments classified as Level 3 and there were no transfers in or out of levels 1, 2, or 3.

Foreign currency transactions | The books and records of the Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, other assets and other liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investment transactions. Net realized gain (loss) from foreign currency transactions and the net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies include gains and losses between trade and settlement date on securities transactions, gains and losses arising from the purchase and sale of forward foreign currency exchange contracts and gains and losses between the ex and payment dates on dividends, interest and foreign withholding taxes.

Forward foreign currency exchange contracts | Each of the Funds except the Small Cap Growth Fund is authorized to enter into forward foreign currency contracts which are used primarily to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated investment securities. Forward foreign currency exchange contracts are translated to U.S. dollars using forward exchange rates provided by a pricing service as of the close of the NYSE each valuation day and the unrealized gain or loss is included in the Statements of Assets and Liabilities. When the contracts are closed, the gain or loss is realized. Realized and unrealized gains and losses are included in the Statements of Operations. Risks may arise from unanticipated movements in the currency’s value relative to the U.S. dollar and from the possible inability of counter-parties to meet the terms of their contracts.

Real estate investment trusts (“REIT(s)”) | There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates. Dividend income is recorded at the Manager’s estimate of the income included in distributions from the REITs. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of the investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the fiscal year-end and may differ from the estimated amounts.

Repurchase agreements | Each Fund may enter into repurchase agreements whereby a Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount of at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.  At July 31, 2013, none of the Funds held a repurchase agreement.

Revenue recognition | Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Foreign taxes  | The Funds may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. The Funds may also be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds accrue such taxes and recoveries as applicable, when the related income or capital gains are earned and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests. Some countries require governmental approval

Notes to Investment Portfolios
(UNAUDITED) | 07.31.2013

for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors.

Expenses | Each Fund is charged for certain expenses that are directly attributable to it, and certain other expenses are allocated proportionately among the Eagle Family of Funds based upon methods approved by the Board. Expenses that are directly attributable to a specific class of shares, such as distribution fees, shareholder servicing fees and administrative fees, are charged directly to that class. Other expenses of each Fund are allocated to each class of shares based upon its relative percentage of net assets. The Funds have entered into an arrangement with the custodian whereby each Fund receives credits on uninvested cash balances which are used to offset a portion of each Fund’s expenses. These custodian credits are shown as “Expense offsets” in the Statements of Operations.

Class allocations | Each class of shares has equal rights to earnings and assets except that each class may bear different expenses for administration, distribution and/or shareholder services. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Distribution of income and gains | Each Fund except the Investment Grade Bond Fund distributes net investment income annually. Distributions of net investment income in the Investment Grade Bond Fund are made monthly. Net realized gains from investment transactions during any particular fiscal year in excess of available capital loss carryforwards, which, if not distributed, would be taxable to each Fund, will be distributed to shareholders annually in the following fiscal year. Each Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Other | In the normal course of business the Funds enter into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the risk of loss to each Fund is expected to be remote.

NOTE 3 | Federal income taxes and distributions | Each Fund is treated as a single corporate taxpayer as provided for in the Tax Reform Act of 1986, as amended. Accordingly, no provision for federal income taxes is required since each of the Funds intend to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character; these adjustments have no effect on net assets or NAV per share. Financial reporting records are not adjusted for temporary differences.

NOTE 4 | Subsequent events | The Manager has evaluated subsequent events through September 25, 2013, the date these Investment Portfolios were issued, and determined that no material events or transactions would require recognition or disclosure in the Funds’ Investment Portfolios.

Item 2. Controls and Procedures

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the Principal Executive Officer and Principal Financial Officer of Eagle Series Trust have concluded that such disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b)
There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) of Eagle Series Trust that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, its internal controls over financial reporting.

Item 3. Exhibits

(a)	Certifications of the Principal Executive Officer and Principal Financial Officer of Eagle Series Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EAGLE SERIES TRUST
Date: September 26, 2013

/s/ Susan L. Walzer Susan L. Walzer Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

EAGLE SERIES TRUST
Date: September 26, 2013

/s/ Susan L. Walzer Susan L. Walzer Principal Executive Officer

Date: September 26, 2013

/s/ Carolyn Gill Carolyn Gill Principal Financial Officer